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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

July 20, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
    Registration Statement on Form N-4
    File No. 333-70728

Dear Mr. Lamont:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H, a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR a Post-Effective Amendment for review under Rule 485(a).

     Please direct any comments and questions regarding the registration statement to Kim Ciccarelli at (617) 663-2191.

Very truly yours,


/s/ Gustav C. Enzie
-------------------------------------
Gustav C. Enzie
Legal Specialist